Equity Accounted Investees - Windfall Project (Details) $ in Millions, $ in Millions							5 Months Ended		8 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)	May 02, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of equity-accounted investees [Line Items]
Purchase of equity-accounted investee													$ 247.1		$ 0.0	$ 0.0
Investment in joint ventures	$ 538.6						$ 538.6		$ 538.6		$ 538.6		538.6		72.5
Statement of financial position – Windfall Project
Non-current assets	6,338.6						6,338.6		6,338.6		6,338.6		6,338.6		5,535.7
Current liabilities	(1,505.8)						(1,505.8)		(1,505.8)		(1,505.8)		(1,505.8)		(785.4)
Total equity	4,619.8						4,619.8		4,619.8		4,619.8		4,619.8		4,339.5	4,130.1				$ 3,828.2
Cash and cash equivalents	648.7						648.7		648.7		648.7		648.7		769.4	$ 524.7				$ 886.8
Windfall Project
Statement of financial position – Windfall Project
Non-current assets	963.8						963.8		963.8		963.8		963.8				$ 1,277.1
Current assets	141.2						141.2		141.2		141.2		141.2				187.1
Current liabilities	(27.8)						(27.8)		(27.8)		(27.8)		(27.8)				(36.9)
Total equity	1,077.2						1,077.2		1,077.2		1,077.2		1,077.2				1,427.3
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Purchase of equity-accounted investee	12.8	$ 16.9	$ 12.8	$ 16.9	$ 221.5	$ 300.0	25.6	$ 33.8			247.1	$ 333.8
Cash considerations									69.1	$ 93.0				$ 93.0
Net change in fair value									7.3	9.9
Share of loss									(28.4)	(38.3)
Translation									10.7	0.0
Investment in joint ventures	538.6						538.6		538.6		538.6		538.6		$ 0.0		713.6		$ 0.0
Statement of financial position – Windfall Project
Total equity	538.6						538.6		538.6		538.6		538.6				713.6
Cash and cash equivalents	$ 20.4						$ 20.4		20.4		$ 20.4		$ 20.4						$ 27.0
Windfall Project | C$300.0 million contingent consideration – initial fair value
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations					190.8												300.0	$ 258.4
Net change in fair value									7.3	9.9
Windfall Project | C$75.0 million exploration consideration – initial present value
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations					$ 39.1												$ 75.0	$ 52.9
Net change in fair value									$ 2.9	$ 3.9